UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549




                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



                  Investment Company Act file number: 811-2571

              Travelers Quality Bond Account for Variable Annuities
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     One CityPlace, Hartford, CT 06103-3415
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                Ernest J. Wright
                                ----------------

                  Assistant Secretary to the Board of Managers
                  --------------------------------------------

              Travelers Quality Bond Account for Variable Annuities
              -----------------------------------------------------

                     One CityPlace, Hartford, CT 06103-3415
                     --------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860-308-1000

Date of fiscal year end: December 31

Date of reporting period: 07/01/2003 - 06/30/2004
                          -----------------------

ITEM 1.  PROXY VOTING RECORD


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02571
Reporting Period: 07/01/2003 - 06/30/2004
Travelers Quality Bond Account for Variable Annuities


  The Fund held no voting securities during the period covered by this report.






============ TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES =============

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Travelers Quality Bond Account for Variable Annuities
              -----------------------------------------------------

By (Signature and Title)   /s/  R. Jay Gerken
                           ------------------
                           R. Jay Gerken
                           Chairman, Board of Managers
                           Chief Executive Officer and President

Date      August 30, 2004
          ---------------